CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 1,542
Restricted cash	461
Marketable securities	57
Accounts receivables, net	208
Amount due from related parties - current	177
Other current assets	322
Total current assets	2,767
Non-current assets
Investment in associated companies	800
Newbuildings	0
Drilling units	6,659
Deferred tax assets	18
Equipment	29
Amount due from related parties - non-current	539
Assets held for sale	0
Other non-current assets	36
Total non-current assets	8,081
Total assets	10,848
Current liabilities
Debt due within one year	33
Trade accounts payable	82
Amounts due to related parties - current	39
Other current liabilities	310
Total current liabilities	464
Liabilities subject to compromise	0
Non-current liabilities
Long-term debt	6,881
Long-term debt due to related parties	222
Deferred tax liabilities	87
Other non-current liabilities	121
Total non-current liabilities	7,311
Commitments and contingencies (see note 32)
Redeemable non-controlling interest	38
Equity
Common shares of par value US$0.10 per share: 111,000,000 shares authorized and 100,000,000 issued at December 31, 2018 (Successor) (Common shares of par value US$2.00 per share: 800,000,000 shares authorized and 504,518,940 issued at December 31, 2017 (Predecessor)	10
Additional paid in capital	3,491
Contributed surplus	0
Accumulated other comprehensive loss	(7)
Retained earnings	(611)
Total Shareholder’s equity	2,883
Non-controlling interest	152
Total equity	3,035
Total liabilities and equity	$ 10,848
Predecessor
Current assets
Cash and cash equivalents		$ 1,255
Restricted cash		104
Marketable securities		124
Accounts receivables, net		295
Amount due from related parties - current		217
Other current assets		257
Total current assets		2,252
Non-current assets
Investment in associated companies		1,473
Newbuildings		248
Drilling units		13,216
Deferred tax assets		10
Equipment		29
Amount due from related parties - non-current		547
Assets held for sale		126
Other non-current assets		81
Total non-current assets		15,730
Total assets		17,982
Current liabilities
Debt due within one year		509
Trade accounts payable		72
Amounts due to related parties - current		10
Other current liabilities		268
Total current liabilities		859
Liabilities subject to compromise		9,191
Non-current liabilities
Long-term debt		485
Long-term debt due to related parties		314
Deferred tax liabilities		107
Other non-current liabilities		67
Total non-current liabilities		973
Commitments and contingencies (see note 32)
Redeemable non-controlling interest		0
Equity
Common shares of par value US$0.10 per share: 111,000,000 shares authorized and 100,000,000 issued at December 31, 2018 (Successor) (Common shares of par value US$2.00 per share: 800,000,000 shares authorized and 504,518,940 issued at December 31, 2017 (Predecessor)		1,008
Additional paid in capital		3,313
Contributed surplus		1,956
Accumulated other comprehensive loss		58
Retained earnings		225
Total Shareholder’s equity		6,560
Non-controlling interest		399
Total equity		6,959
Total liabilities and equity		$ 17,982